Risk Management Arising From Financial Instruments - Additional Information (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Cash and Cash Equivalents fair value disclosure	$ 44,400,000	$ 23,400,000
Accounts Receivable fair value disclosure	62,300,000	53,300,000
Fair value concentration of risk foreign currency contracts	$ 0	$ 0